INCOME TAX EXPENSE - Movements of deferred tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset)
Balance at the beginning of the period	$ 485.1	$ 269.3
Recognized in the statement of operations	(63.7)	217.9
Recognized in OCI	8.9	(2.1)
Balance at the end of the period	430.3	485.1
Unrecognized deferred tax assets and liabilities
Aggregated temporary differences associated with investments in subsidiaries	9,400.0	8,900.0
Deductible temporary differences	572.0	535.2
Tax losses	363.9	$ 394.1
Canada | 2027 - 2041
Non-capital losses that can be applied against future taxable profit
Unused tax losses	1,053.6
United States | 2022 - 2040
Non-capital losses that can be applied against future taxable profit
Unused tax losses	37.6
Chile | No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	130.2
Brazil | No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	1.6
Russia | No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	24.7
Mauritania | 2022 - 2026
Non-capital losses that can be applied against future taxable profit
Unused tax losses	4.8
Barbados | 2023 - 2027
Non-capital losses that can be applied against future taxable profit
Unused tax losses	144.6
Luxembourg | Various
Non-capital losses that can be applied against future taxable profit
Unused tax losses	77.2
Other. | Various
Non-capital losses that can be applied against future taxable profit
Unused tax losses	$ 89.1